Debt - Schedule of Future Principal Repayments on Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 201
2020	28
2021	31
2022	315
2023	631
Thereafter	2,079
Total long-term debt	$ 3,285	$ 3,303